Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Analysis of Contract Assets and Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other net [Abstract]
Balance at the beginning of the year	$ 31,230,793	$ 25,062,219
Additions	29,610,794	24,862,129
Business combination	0	2,347,803
Disposals	(4,556,746)	(4,195,512)
Amortization	(22,227,773)	(20,622,228)
Translation effect	(1,558,061)	3,776,382
Balance at the end of the year	32,499,007	31,230,793
Non-current contract assets	1,108,043	1,558,104
Current portion contracts assets	$ 31,390,964	$ 29,672,689